RELATED PARTIES - Founder Shares (Details) $ / shares in Units, $ in Millions			1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 30, 2020 item $ / shares shares	Sep. 16, 2020 shares	Sep. 30, 2020 D $ / shares shares	Oct. 31, 2008 shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Nov. 30, 2020 shares	Nov. 10, 2020 shares	Oct. 06, 2020 shares	Aug. 06, 2020 shares	Dec. 31, 2019 shares
Related Party Transaction [Line Items]
Purchase price | $					$ 6
Sale of Private Placement Warrants (in shares)					39,000,000
Private Placement Warrants. | Private Placement. | Apollo Strategic Growth Capital
Related Party Transaction [Line Items]
Price of warrant | $ / shares						$ 1.50	$ 1.50
Sale of Private Placement Warrants (in shares)						12,224,134	12,224,134
Class B common stock
Related Party Transaction [Line Items]
Common shares outstanding					394,448,481
Common shares, par value, (per share) | $ / shares					$ 0.0001
Class B common stock | Apollo Strategic Growth Capital
Related Party Transaction [Line Items]
Common shares outstanding						20,420,250	20,420,250	20,420,250					20,420,250
Common shares, par value, (per share) | $ / shares						$ 0.00005	$ 0.00005	$ 0.00005
Sponsor | Private Placement Warrants. | Apollo Strategic Growth Capital
Related Party Transaction [Line Items]
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						30 days	30 days
Sale of Private Placement Warrants (in shares)										890,800	11,333,334
Founder | Apollo Strategic Growth Capital
Related Party Transaction [Line Items]
Shares issued during the period				1
Founder
Related Party Transaction [Line Items]
Holding of shares	25,000		25,000
Founder | Apollo Strategic Growth Capital
Related Party Transaction [Line Items]
Shares issued during the period				1
Common shares outstanding		21,562,500
Number of independent directors	3		3
Surrendered founder shares		7,187,500
Holding of shares	25,000		25,000
Purchase price, per unit | $ / shares	$ 0.00087		$ 0.00087
Recapitalization ratio		1.33333
Founder | Over-allotment option | Apollo Strategic Growth Capital
Related Party Transaction [Line Items]
Maximum shares subject to forfeiture										1,142,250
Founder | Class B common stock | Apollo Strategic Growth Capital
Related Party Transaction [Line Items]
Common shares outstanding	75,000		75,000									28,750,000
Purchase price, per unit | $ / shares	$ 65.25		$ 65.25
Founder | Sponsor | Class B common stock | Apollo Strategic Growth Capital
Related Party Transaction [Line Items]
Shares subject to forfeiture									1,142,250
Restrictions on transfer period of time after business combination completion						1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares						$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						20 days	20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination						30 days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						150 days	150 days